Stockholders' Equity Note Disclosure: Share-Based Payment Arrangement, Option, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Dec. 31, 2020
Details
Number of warrants outstanding	1,547,991,666		798,241,666	325,000
Warrants outstanding, Weighted Average Exercise Price	$ 0.0005		$ 0.002	$ 0.50
Number of warrants granted	750,000,000	797,916,666
Warrants granted, Weighted Average Exercise Price	$ 0.0005	$ 0.002
Number of warrants exercised	250,000
Warrants exercised, Weighted Average Exercise Price	$ 0.50
Number of warrants exercisable	1,547,991,666
Warrants exercisable, Weighted Average Exercise Price	$ 0.0005